Income Taxes - Summary Gross Movement in Current Income Tax Assets / (Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Net current income tax assets / (liabilities) at the beginning	$ (29)	$ 702	$ 374
Income tax paid (net)	973	662	1,114
Current income tax expense	(1,329)	(1,435)	(1,015)
Interest income on income tax refund	41	39	234
Income tax on other comprehensive income		2
Income tax benefit arising on exercise of stock options	5	4
Tax impact on buyback expenses	2
Translation differences	6	(3)	(5)
Net current income tax assets / (liabilities) at the end	$ (331)	$ (29)	$ 702